DERIVATIVES AND HEDGING ACTIVITIES (Schedule of Net (Gains) Losses Reclassified from Accumulated Other Comprehensive Income (Loss) to Operating Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in Consolidated Statements of Comprehensive income (loss)	$ 91	$ (99)	$ 446
Gain (loss) recognized in Consolidated Statements of Income	2,123	280	(1,373)
Foreign exchange options and forward contracts [Member] | Operating expenses [Member] | Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in Consolidated Statements of Comprehensive income (loss)	91
Gain (loss) recognized in Consolidated Statements of Income	2,194	250	(1,233)
Foreign exchange options and forward contracts [Member] | Financial income, net [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in Consolidated Statements of Comprehensive income (loss)	0
Gain (loss) recognized in Consolidated Statements of Income	$ (71)	$ 30	$ (140)